As filed with the U.S. Securities and Exchange Commission on March 10, 2022
Registration File No. 33-00480 and File No. 811-04415

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-3

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64	☒
(Check Appropriate Box or Boxes)

College Retirement Equities Fund

(Exact Name of Registrant)

Not Applicable

(Name of Insurance Company)

730 Third Avenue
New York, New York 10017-3206

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:
Rachael M. Zufall, Esq.	Christopher P. Harvey, Esq.
College Retirement Equities Fund	Adam T. Teufel, Esq.
8625 Andrew Carnegie Boulevard	Dechert LLP
Charlotte, North Carolina 28262	One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110

Securities to be Registered: Interests in an open-end management investment company for individual and group flexible payment deferred variable annuity contracts

Approximate Date of Proposed Public Offering:

As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On April 8, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE

Post-Effective Amendment No. 57 (the “Amendment”) to the Registration Statement of College Retirement Equities Fund was filed pursuant to Rule 485(a) under the Securities Act of 1933 on December 20, 2021 to file a review of the changes made in response to amended Form N-3 and to register a new class, Class R4, on behalf of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account. Pursuant to Rule 485(a), the Amendment would have become effective on March 10, 2022. This Post-Effective Amendment No. 58 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 8, 2022 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 58 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C

OTHER INFORMATION

Item 32.	Exhibits

(1)	Not Applicable

(2)	(a)	Charter of CREF (as amended) (4)

(b)	Constitution of CREF (as amended) (5)

(c)	CREF Amended By-Laws December 3, 2013 (17)

(3)	(a)	Indenture Agreement between CREF and Canada Permanent Trust Company (P)

(b)	Master Custodian Agreement dated November 20, 2007 between CREF, State Street Bank and Trust Company (“State Street”) and certain other parties thereto (7)

(c)	Form of Custodial Undertaking In Connection with Master Repurchase Agreement dated March 8, 2010 between TIAA-CREF Investment Management, LLC, Goldman, Sachs & Co. and The Bank of New York Mellon (10)

(d)	Service and Subcontracting Agreement dated April 1, 2021 between Teachers Insurance and Annuity Association of America (“TIAA”) and TIAA Shared Services, LLC (“TSS”) (20)

(4)	Not applicable

(5)	(a)	Form of May 1, 2016 Amended and Restated Principal Underwriting and Distribution Services Agreement, originally dated January 1, 2009, by and between CREF and TIAA-CREF Individual & Institutional Services, LLC (16)

(b)	Form of May 1, 2016 Amended and Restated Administrative Services Agreement, originally dated January 1, 2009, by and between CREF and Teachers Insurance and Annuity Association of America (16)

(6)	(a)	Retirement Unit-Annuity Certificate (2)

(b)	Supplemental Retirement Unit-Annuity Certificate (2)

(i)	Deferred Unit-Annuity Endorsement (13)

(ii)	Deferred Unit-Annuity Endorsement (13)

(iii)	Deferred Unit-Annuity Endorsement - Minimum Distribution Unit-Annuity Election Endorsement (13)

(iv)	Deferred Unit-Annuity Endorsement (13)

(v)	Form of Deferred Unit-Annuity Endorsement - Income Test Drive Unit-Annuity Election Endorsement (C-DA-OPT-E1) (17)

(vi)	Form of Deferred Unit-Annuity Endorsement - Income Test Drive Unit-Annuity Election Endorsement (C-GDA-OPT-E1) (17)

(c)	The following Unit-Annuity Certificates representing distinct Income Options available under RA and SRA Certificates:

(i)	Life Unit-Annuity (2)

(ii)	Life Unit-Annuity with Minimum Guaranteed Period (2)

(d)	Accumulation-Unit Deposit Certificate (payable as a death benefit only)

(i)	Group Retirement Annuity Contract (including Specimen of Group Retirement Unit-Annuity Certificate and Agreement with Trustee) (2)

(ii)	Form of Election Agreement between CREF and Employer (for Group Retirement Annuity Contract) (2)

(iii)	Group Retirement Unit-Annuity Contract (for use in Oregon) (2)

(iv)	Group Retirement Unit-Annuity Certificate (for use in Oregon) (2)

(e)	Endorsement to Retirement Unit-Annuity and Supplemental Retirement Unit-Annuity Certificates (reflecting addition of Money Market Account)

(i)	Rollover Individual Retirement Unit-Annuity Certificate (2)

(f)	The Following Certificates representing CREF Income Options:

(i)	Life Unit-Annuity (2)

(ii)	Life Unit-Annuity with Minimum Guaranteed Period (2)

(iii)	Last Survivor Life Unit-Annuity (2)

(iv)	Joint and Survivor Life Unit-Annuity (2)

(v)	Last Survivor Life Unit-Annuity with Minimum Guaranteed Period (2)

(vi)	Joint and Survivor Life Unit-Annuity with Minimum Guaranteed Period (2)

(vii)	Unit-Annuity Certain (2)

(viii)	Minimum Distribution Option (2)

(g)	Accumulation-Unit Deposit Certificate (payable as a death benefit only) (2)

(h)	(i)	Endorsement to in-force Supplemental Retirement Unit-Annuity Certificates (reflecting addition of Global Equities Account and IRC Withdrawal Restrictions) (2)

(ii)	Endorsement to in-force Supplemental Retirement Unit-Annuity Certificates (reflecting addition of Minimum Distribution Annuity) (2)

(iii)	Endorsement to new issues of the Supplemental Retirement Unit-Annuity Certificate (reflecting addition of Money Market, Bond Market, Social Choice, and Global Equities Accounts, Deletion of a CREF Account or Unit-Annuity, transfers to CREF or TIAA, addition of Minimum Distribution Annuity, addition of Spouse’s Rights to Benefits, and IRC Withdrawal Restrictions) (2)

(i)	(i)	Endorsement to in-force Retirement Unit-Annuity Certificates (reflecting addition of Global Equities Account and IRC Withdrawal Restrictions) (2)

(ii)	Endorsement to in-force Retirement Unit-Annuity Certificates (reflecting addition of Minimum Distribution Annuity and availability of Unit-Annuity for a Fixed Period) (2)

(iii)	Endorsement to new issues of the Retirement Unit-Annuity Certificate (reflecting addition of Money Market, Bond Market, Social Choice and Global Equities Accounts, deletion of CREF Account or Unit-Annuity, availability of transfers to Approved Funding Vehicles, Cash Withdrawals, availability of Unit-Annuity for a Fixed Period, Right to Split Certificate, addition of Minimum Distribution Annuity, addition of Spouse’s Rights to Benefits, and IRC Withdrawal Restrictions)(2)

(j)	(i)	Endorsement to in-force Group Supplemental Retirement Unit-Annuity Certificates (reflecting addition of the Global Equities Account) (2)

(ii)	Endorsement to in-force and some new issues of the Group Supplemental Retirement Unit-Annuity Certificate (reflecting addition of Minimum Distribution Annuity) (2)

(iii)	Endorsement to new issues of the Group Supplemental Retirement Unit-Annuity Certificate (reflecting addition of the Global Equities Account, and deletion of a CREF Account or Unit-Annuity and addition of the Minimum Distribution Annuity) (2)

(iv)	Endorsement to Group Supplemental Retirement Unit-Annuity certificates for 401(k) retirement plans (reflecting annuity starting date, availability of lump-sum benefits and IRC Withdrawal Restrictions) (2)

(v)	Endorsement to CREF Group Supplemental Retirement Unit-Annuity Certificate (12)

(k)	(i)	Endorsement to in-force Group Retirement Unit-Annuity Certificates Issued on or After 3/1/91 (reflecting addition of the Global Equities Account) (2)

(ii)	Endorsement to in-force Group Retirement Unit-Annuity Certificates Issued Before 3/1/91 (reflecting addition of the Global Equities Account and IRC Withdrawal Restrictions) (2)

(iii)	Endorsement to in-force Group Retirement Unit-Annuity Certificate (reflecting addition of Minimum Distribution Annuity and availability of Annuity for a Fixed Period) (2)

(iv)	Endorsement to in-force Group Retirement Unit-Annuity Certificate (reflecting addition of Minimum Distribution Annuity, availability of Annuity for a Fixed Period and IRC Withdrawal Restrictions) (2)

(v)	Endorsement to Your CREF Minimum Distribution Annuity Certificate (12)

(l)	Endorsement to new issues of Retirement Unit-Annuity Certificates and Supplemental Retirement Unit-Annuity Certificates (reflecting restatement of accumulation unit value on 12/21/86 and inclusion of net dividend income in value of accumulation unit beginning 1/1/87) (2)

(m)	Endorsement to new and in-force issues of CREF Retirement Unit-Annuity Certificate, Supplemental Retirement Unit-Annuity Certificate, Group Retirement Unit-Annuity Certificate, Group Supplemental Retirement Unit-Annuity Certificate, Rollover IRA Certificate, Minimum Distribution Annuity Certificate and Accumulation-Unit Deposit Certificate (reflecting addition of the Growth Account and the Equity Index Account) (2)

(n)	Endorsement to Group Retirement Unit-Annuity Certificate (reflecting addition of Social Choice Account payout option) (2)

(o)	Endorsement to CREF Certificates (reflecting yearly transfer to Minimum Distribution Annuity Certificate) (2)

(p)	Endorsement to CREF Certificates (reflecting allocation and transfer options, CREF’s right to split certificate, and CREF’s right to delete Bond Market or Social Choice Account or to stop providing Unit-Annuities thereunder) (2)

(q)	(i)	Endorsement to in-force Minimum Distribution Annuity Certificates (non-cashable) (reflecting addition of the Global Equities Account) (2)

(ii)	Endorsement to new issues of the Minimum Distribution Annuity Certificate (non-cashable) (reflecting addition of the Global Equities Account, definition of Annuity Unit, and deletion of a CREF account or Unit-Annuity) (2)

(r)	(i)	Endorsement to in-force Minimum Distribution Annuity Certificates (cashable) (reflecting addition of the Global Equities Account) (2)

(ii)	Endorsement of new issues of Minimum Distribution Annuity Certificates (cashable)(reflecting addition of the Global Equities Account, definition of Annuity Unit, and deletion of a CREF Account or Unit-Annuity) (2)

(s)	Endorsement to new issues of Unit-Annuity Certificates (reflecting addition of the Global Equities Account and deletion of a Unity-Annuity) (2)

(t)	(i)	Endorsement to Retirement Unit-Annuity Certificate (reflecting addition of the Inflation-Linked Bond Account and Right to a Tax-Free Rollover) (1)

(ii)	Endorsement to Supplemental Retirement Unit-Annuity Certificate (reflecting addition of the Inflation-Linked Bond Account and Right to a Tax-Free Rollover) (1)

(iii)	Endorsement to Rollover Individual Retirement Unit-Annuity Certificate (reflecting addition of the Inflation-Linked Bond Account and Right to a Tax-Free Rollover) (1)

(iv)	Endorsement to Group Retirement Unit-Annuity Certificate (reflecting addition of the Inflation-Linked Bond Account and Right to a Tax-Free Rollover) (1)

(v)	Endorsement to Group Supplemental Retirement Unit-Annuity Certificate (reflecting addition of the Inflation-Linked Bond Account and Right to a Tax-Free Rollover) (1)

(vi)	Endorsement to Minimum Distribution Annuity Certificate (reflecting addition of the Inflation-Linked Bond Account) (1)

(vii)	Endorsement to CREF Unit-Annuity Certificates (reflecting addition of the Inflation-Linked Bond Account) (1)

(viii)	Endorsement to CREF Accumulation-Unit Deposit Certificate (reflecting addition of the Inflation-Linked Bond Account) (1)

(ix)	Endorsement to Group Supplemental Retirement Annuity Certificate (for participants in the Alternative Plan to Social Security) (1)

(x)	Forms of CREF Group Unit Annuity (8)

(xi)	Forms of CREF After-Tax Retirement Unit Annuity (8)

(xii)	Forms of CREF Individual Retirement Unit Annuity (8)

(xiii)	Forms of CREF Roth Individual Retirement Unit Annuity (8)

(xiv)	Endorsement to Deferred Unit Annuity Certificate (clarifies determination of death benefit) (8)

(xv) (1)	Endorsement to CREF Retirement Unit-Annuity and CREF Group Retirement Unit-Annuity (8)

(xv) (2)	Endorsement to CREF Supplemental Retirement Unit-Annuity and CREF Group Retirement Unit-Annuity (reflects changes resulting from EGTRRA of 2001) (8)

(xvi)	Endorsement to CREF Supplemental Retirement Unit-Annuity and CREF Group Retirement Unit-Annuity (internal transfers and guarantees for transfers to TIAA) – C996.2 (8)

(xvii)	Endorsement to CREF Deferred Unit-Annuity Certificate (revises default premium allocation to employer retirement plan’s rules, or if none, to the CREF Money Market Account) (9)

(xviii)	Endorsement to CREF Group Unit-Annuity Contract (12)

(xix)	Endorsement to Your CREF Accumulation-Unit Deposit Certificate (12)

(xx)	Endorsement to Your CREF Deferred Unit-Annuity Certificate (12)

(xxi)	Endorsement to Your CREF Immediate Unit-Annuity Certificate (12)

(xxii)	Endorsement to Your CREF Deferred Annuity Certificate (C-CERT-MULTI-E1) (14)

(xxiii)	Endorsement to Your CREF Deferred Annuity Certificate (C-GCERT-MULTI-E1) (14)

(xiv)	Endorsement to Your CREF Deferred Annuity Certificate (C-CONT-MULTI-E1) (14)

(xv)	Endorsement to Your CREF Group Supplemental Retirement Unit-Annuity Certificate (C-GSRA-PAL-E1) (16)

(xvi)	Endorsement to Your CREF Group Retirement Unit-Annuity Certificate (C-GRA- RPL-E1) (20)

(xvii)	Endorsement to Your CREF Group Supplemental Retirement Annuity Certificate (C-GSRA-CPMS-E1) (20)

(xviii)	Endorsement to Your CREF Annuity Certificate (C-IA-SECURE-E1-NY-1) (20)

(xix)	Endorsement to Your CREF Annuity Certificate (C-IA-SECURE-E1-NY-2) (20)

(xx)	Endorsement to Your CREF Retirement Unit-Annuity Certificate (C-RA-RPL-E1) (20)

(xxi)	Endorsement to Your CREF Supplemental Retirement Unit-Annuity Certificate (C-SRA-RPL-E1) (20)

(u)	Forms of Retirement Select, Retirement Select Plus and CREF Retirement Unit-Annuity Certificate Endorsements and Certificates (5)

(v)	Forms of CREF Retirement Choice Annuity Contract and Retirement Choice Plus Annuity Contract (6)

(i)	Retirement Choice Annuity Certificate - Group Flexible Premium Deferred Variable Annuity Certificate (CIGRS-CERT2) (11)

(ii)	Retirement Choice Annuity Certificate - Group Flexible Premium Deferred Variable Annuity Certificate (CIGRSP-CERT2) (11)

(iii)	Retirement Choice Annuity Certificate (12)

(iv)	Retirement Choice Plus Annuity Certificate (12)

(v)	Endorsement to Your CREF Group Deferred Unit-Annuity Certificate (12)

(vi)	Endorsement to Your CREF Group Unit-Annuity Contract (12)

(vii)	Endorsement to Your CREF Annuity Certificate (CREF-72S-E2) (15)

(viii)	Retirement Choice Plus Annuity Certificate (CIGRSP-CERT3A) (16)

(ix)	Retirement Choice Annuity Certificate (CIGRSP-CERT-TR) (16)

(x)	Endorsement to Your CREF Retirement Choice Plus Annuity Certificate (C-RCP-CERT-PAL-E1) (16)

(xi)	Endorsement to Your CREF Retirement Choice Annuity Certificate (C-RC-PAL-E1) (16)

(xii)	Retirement Choice Plus Non-ERISA Annuity Certificate (CIGRSPNE-CERT1) (16)

(xiii)	Retirement Choice Annuity Contract (GICRS-02) (16)

(xiv)	Endorsement to Your CREF Retirement Choice Annuity Contract (C-RC-PAL-E1) (16)

(xv)	Retirement Choice Plus Annuity Contract (CIGRSP-TR) (16)

(xvi)	Retirement Choice Plus Annuity Contract (CIGRSP-02A) (16)

(xvii)	Endorsement to Your CREF Retirement Choice Plus Annuity Contract (C-RCP-PAL-E1) (16)

(xviii)	Application for TIAA and CREF Retirement Choice Plus Annuity Contracts (RCPTRUST-APP) (16)

(xix)	Application for CREF Retirement Choice Plus Non-ERISA Annuity Contract (CIGRSPNE-APP) (16)

(xx)	Retirement Choice Plus Non-ERISA Annuity Contract (CIGRSPNE-MC) (16)

(xxi)	Endorsement to your CREF Retirement Choice Annuity Contract or Your CREF Retirement Choice Plus Annuity Contract (CIGRS-CPMS-E2) (18)

(xxii)	Endorsement to your CREF Retirement Choice Annuity Certificate or Your CREF Retirement Choice Plus Annuity Certificate (CIGRS-CRT-CPMS-E2) (18)

(xxii)(a)	Multiple Employer Plan Retirement Choice Annuity Contract Application, Contract and Certificate: (19)
Multiple Employer Plan Retirement Choice Annuity Contract Application, (APCIGRS-MEP-01-APP)
Multiple Employer Plan Retirement Choice Annuity Contract (CIGRS-MEP-01)
Multiple Employer Plan Retirement Choice Annuity Certificate (CIGRS-MEP-01-CERT)

(xxii)(b)	Multiple Employer Plan Retirement Choice Plus Annuity Application, Contract and Certificate: (19)
Multiple Employer Plan Retirement Choice Plus Annuity Application (APCIGRSP-MEP-01-APP)
Multiple Employer Plan Retirement Choice Plus Annuity Contract (CIGRSP-MEP-01)
Multiple Employer Plan Retirement Choice Plus Annuity Certificate (CIGRSP-MEP-01-CERT)

(w)	IRA Certificate for Individual Flexible Premium Deferred Variable Unit-Annuity (CREF-IRA-01) (11)

(i)	Endorsement to Your CREF IRA Certificate Individual Flexible Premium Deferred Variable Unit-Annuity (CIRA-2007-LRM) (11)

(ii)	CREF Non-Qualified Deferred Annuity Certificate (CREF-IRA-02) (17)

(x)	Roth IRA Certificate for Individual Flexible Premium Deferred Variable Unit-Annuity (CREF-Roth-01) (11)

(i)	Endorsement to Your CREF Roth IRA Certificate Individual Flexible Premium Deferred Variable Unit-Annuity (CROTH-2007-LRM) (11)

(y)	Endorsement to Your CREF Unit-Annuity Contract (CEW-E1) (11)

(z)	Endorsement to Your CREF Unit-Annuity Contract (CEW-CRT-E1) (11)

(aa)	Group Accumulation Contract (CLC-CREF) (11)

(bb)	Endorsement to Your CREF Retirement Choice Unit-Annuity Contract or CREF Retirement Choice Plus Unit-Annuity Contract (CIGRSP-EACCT-E2) (11)

(bb)	(i)	Endorsement to Your CREF Retirement Choice Annuity Contract or Your Retirement Choice Plus Annuity Contract (CIGRS-CPMS-E1) (15)

(bb)	(ii)	Endorsement to Your CREF Retirement Choice Annuity Certificate or CREF Retirement Choice Plus Annuity Certificate (CIGRS-CRT-CPMS-E1) (15)

(cc)	Endorsement to Your CREF Unit-Annuity Contract (C-IA-MULTI-E1) (14)

(dd)	Endorsement to Your CREF Funding Agreement (C-FA-MULTI-E1) (14)

(ee)	Your CREF Deferred Unit-Annuity Endorsement – Minimum Distribution Unit-Annuity Election Endorsement (C-MD-NC-PO-E1) (14)

(ff)	Your CREF Deferred Unit-Annuity Endorsement – Minimum Distribution Unit-Annuity Election Endorsement (C-MD-NC-NEW-PO-E1) (14)

(gg)	Your CREF Deferred Unit-Annuity Endorsement – Minimum Distribution Unit-Annuity Election Endorsement (C-G-MD-NC-PO-E1) (14)

(hh)	Your CREF Deferred Unit-Annuity Endorsement – Minimum Distribution Unit-Annuity Election Endorsement (C-G-MD-NEW-PO-E1) (14)

(ii)	Minimum Distribution Unit – Annuity Election Endorsement (C-MD-NC-ATRA-PO-E1) (16)

(7)	(a)	Application for Retirement Unit-Annuity Certificate

(i)	Application for Retirement Unit-Annuity Contracts (2)

(ii)	Application for Retirement Unit-Annuity Contracts (for retirement plans not covered by ERISA) (2)

(iii)	Application for CREF Retirement Choice Annuity Contract (CIGRS-02-APP) (15)

(iv)	Application for CREF Retirement Choice Plus Annuity Contract (CIGRSP-02-APP) (15)

(b)	Application for Supplemental Retirement Unit-Annuity Certificate

(i)	Application for Supplemental Retirement Annuity Contracts (2)

(ii)	Application for Supplemental Retirement Annuity Contracts (for retirement plans not covered by ERISA) (2)

(c)	(i)	Application for Institutionally Owned Retirement Annuity Contracts (2)

(ii)	Applications for Institutionally Owned Retirement Annuity Contracts with Delayed Vesting (2)

(iii)	Application for Institutionally Owned Retirement Annuity Contracts with Delayed Vesting (for retirement plans not covered by ERISA) (2)

(iv)	Application for Group Retirement Unit-Annuity Contract in Oregon (2)

(d)	(i)	Enrollment Form for Group Retirement Annuity Certificates (2)

(ii)	Enrollment Form for Group Retirement Annuity Certificates (for retirement plans not covered by ERISA) (2)

(e)	Application for Rollover Individual Retirement Annuity Contracts (2)

(f)	(i)	Application for Retirement Annuity Contracts Under a Registered Pension Plan (RPP) (P)

(ii)	Application for Retirement Annuity Contracts under a Registered Retirement Savings Plan (RRSP) in Canada (P)

(g)	Applications for Annuity Benefits (2)

(h)	(i)	Enrollment Form for Group Supplemental Retirement Annuity Certificates (2)

(ii)	Enrollment Form for Group Supplemental Retirement Annuity Certificates (for retirement plans not covered by ERISA) (2)

(i)	(i)	Enrollment Form for Institutionally Owned Group Retirement Annuity Certificates with Delayed Vesting (2)

(ii)	Enrollment Form for Institutionally Owned Group Retirement Annuity Certificates with Delayed Vesting (for retirement plans not covered by ERISA) (2)

(j)	(i)	Enrollment Form for Two Sets of Group Retirement Annuity Certificates — One Set Providing for Delayed Vesting (2)

(ii)	Enrollment Form for Two Sets of Group Retirement Annuity Certificates — One Set Providing for Delayed Vesting (for retirement plans not covered by ERISA) (2)

(k)	(i)	Enrollment Form for Two Sets of Group Retirement Annuity Certificates (2)

(ii)	Enrollment Form for Two Sets of Group Retirement Annuity Certificates (for retirement plans not covered by ERISA) (2)

(l)	(i)	CREF Keogh Certificate (3)

(ii)(1)	Enrollment Forms for Keogh Certificates (employee) (8)

(ii)(2)	Enrollment Forms for Keogh Certificates (business owner) (8)

(m)	Application for Traditional, Roth, and SEP IRA contracts (8)

(n)	(1)	Enrollment Forms in various combinations for the following contracts/certificates: Retirement Unit-Annuity, Supplemental Retirement Unit-Annuity, Group Retirement Unit-Annuity, and Group Supplemental Retirement Unit-Annuity (8)

(2)	Enrollment Forms in various combinations for the following contracts/certificates: Retirement Unit-Annuity, Supplemental Retirement Unit-Annuity, Group Retirement Unit-Annuity, and Group Supplemental Retirement Unit-Annuity (with spousal waiver) (8)

(o)	Enrollment Form for Group Supplemental Retirement Annuity Certificates for institutionally owned deferred compensation plans (8)

(p)	Enrollment Form for Group Retirement Annuity Certificates for institutionally owned deferred compensation plans (8)

(8)	Not Applicable

(9)	None

(10)	(a)	TIAA-CREF Non-Employee Trustee and Member Long-Term Compensation Plan (7)

(b)	TIAA-CREF Non-Employee Trustee and Member Deferred Compensation Plan (7)

(11)	(a)	Investment Accounting Agreement dated as of November 20, 2007 between CREF, State Street and certain other parties thereto (7)

(b)	Money Market Account Expense Waiver Recoupment Agreement between College Retirement Equities Fund and Teachers Insurance and Annuity Association of America dated April 8, 2020 (20)

(c)	Form of May 1, 2016 Amended and Restated Investment Management Services Agreement by and between CREF and TIAA-CREF Investment Management, LLC (“TCIM”) (16)

(12)	None

(13)	(a)	Opinion and Consent of Rachael M. Zufall, Esq.**

(b)	Consent of Dechert LLP**

(14)	Consent of PricewaterhouseCoopers LLP**

(15)	None

(16)	Contribution Agreement between CREF and TIAA

(a)	Contribution Agreement between CREF and TIAA (for Money Market Account) (2)

(b)	Seed Money Agreement between CREF and TIAA (for Global Equities Account) (2)

(c)	Seed Money Agreement between CREF and TIAA (for Equity Index and Growth Accounts) (2)

(d)	Seed Money Agreement between CREF and TIAA (for Inflation-Linked Bond Account) (1)

(17)	(a)	Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC (“Advisers”) Employee Trading Supplemental Policy (17)

(b)	Supplement to Nuveen Code of Ethics For Independent Trustees of the TIAA-CREF Funds Complex (17)

(c)	Nuveen Code of Ethics effective August 13, 2020 (20)

(18)	Form of Initial Summary Prospectuses
(a)	Form of Summary Prospectus for New Investors for CREF dated as of April [ ], 2022**

(19)	Schedules for Computation of Performance Quotations (N/A)

(20)	(a)	Power of Attorney for Forrest Berkley, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, James M. Poterba and Maceo K. Sloan (12)

(b)	Power of Attorney for Janice C. Eberly (12)

(c)	Power of Attorney for Joseph A. Boateng (18)

**	To be filed with amendment.

(P)	Paper filing

(1)	Previously filed in Post-effective Amendment No. 26 to Form N-3 dated February 11, 1997 (File No. 33-00480) and incorporated herein by reference.

(2)	Previously filed in Post-effective Amendment No. 30 to Form N-3 dated February 19, 1999 (File No. 33-00480) and incorporated herein by reference.

(3)	Previously filed in Post-effective Amendment No. 32 to Form N-3 dated April 26, 2000 (File No. 33-00480) and incorporated herein by reference.

(4)	Previously filed in Post-effective Amendment No. 35 to Form N-3 dated April 29, 2003 (File No. 33-00480) and incorporated herein by reference.

(5)	Previously filed in Post-effective Amendment No. 36 to Form N-3 dated April 30, 2004 (File No. 33-00480) and incorporated herein by reference.

(6)	Previously filed in Post-effective Amendment No. 40 to Form N-3 dated May 1, 2007 (File No. 33-00480) and incorporated herein by reference.

(7)	Previously filed in Post-effective Amendment No. 41 to Form N-3 dated February 29, 2008 (File No. 33-00480) and incorporated herein by reference.

(8)	Previously filed in Post-effective Amendment No. 42 to Form N-3 dated May 1, 2008 (File No. 33-00480) and incorporated herein by reference.

(9)	Previously filed in Post-effective Amendment No. 43 to Form N-3 dated May 1, 2009 (File No. 33-00480) and incorporated herein by reference.

(10)	Previously filed in Post-effective Amendment No. 44 to Form N-3 dated May 1, 2010 (File No. 33-00480) and incorporated herein by reference.

(11)	Previously filed in Post-effective Amendment No. 45 to Form N-3 dated May 1, 2011 (File No. 33-00480) and incorporated herein by reference.

(12)	Previously filed in Post-effective Amendment No. 47 to Form N-3 dated May 1, 2013 (File No. 33-00480) and incorporated herein by reference.

(13)	Previously filed in Post-effective Amendment No. 48 to Form N-3 dated April 30, 2014 (File No. 33-00480) and incorporated herein by reference.

(14)	Previously filed in Post-effective Amendment No. 50 to Form N-3 dated April 24, 2015 (File No. 33-00480) and incorporated herein by reference.

(15)	Previously filed in Post-effective Amendment No. 51 to Form N-3 dated April 27, 2016 (File No. 33-00480) and incorporated herein by reference.

(16)	Previously filed in Post-effective Amendment No. 52 to Form N-3 dated April 27, 2017 (File No. 33-00480) and incorporated herein by reference.

(17)	Previously filed in Post-effective Amendment No. 53 to Form N-3 dated April 26, 2018 (File No. 33-00480) and incorporated herein by reference.

(18)	Previously filed in Post-effective Amendment No. 54 to Form N-3 dated April 25, 2019 (File No. 33-00480) and incorporated herein by reference.

(19)	Previously filed in Post-effective Amendment No. 55 to Form N-3 dated April 23, 2020 (File No. 33-00480) and incorporated herein by reference.

(20)	Previously filed in Post-effective Amendment No. 56 to Form N-3 dated April 23, 2021 (File No. 33-00480) and incorporated herein by reference.

Item 33.	Directors and Officers of the Insurance Company

Not Applicable.

Item 34.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant

The Registrant disclaims any assertion that its investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), or the parent company or any affiliate of TCIM directly or indirectly controls the Registrant or is under common control with the Registrant. Additionally, all of the persons that serve on the Board of Trustees of the TIAA-CREF Funds (“TCF”) and TIAA-CREF Life Funds (“TCLF”), and the Management Committee of TIAA Separate Account VA-1 (“VA-1”), (collectively, the “other registrants”), each of which has an affiliate of TCIM as its investment adviser, also serve on the Board of the Registrant. In addition, the Registrant and the other registrants have some officers in common. Nonetheless, the Registrant takes the position that it is not under common control with the other registrants because the power residing in the respective boards or management committee and officers arises as the result of an official position with the respective investment companies.

Item 35.	Indemnification

Overseers, Trustees, officers and employees of CREF may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Five of CREF’s bylaws. Article Five provides that, to the extent permitted by laws, CREF will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was an overseer, Trustee, officer or employee of CREF or, while an overseer, Trustee, officer or employee of CREF, served any other organization in any capacity at CREF’s request. Article Five also provides, however, that no person shall be indemnified for any liabilities or expenses arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office. In addition, it provides that no person shall be indemnified unless such person acted in good faith and in the reasonable belief that such action was in the best interests of CREF and, with respect to any criminal action or proceeding, such person had no reasonable cause to believe the conduct was unlawful. Article Five provides reasonable and fair means for determining whether any person is entitled to indemnification. If certain conditions are met, CREF may pay liabilities or expenses in advance of the final disposition of the action, suit or proceeding. No indemnification payment may be made unless a notice concerning the payment has been filed with the New York State Superintendent of Insurance. CREF has in effect an insurance policy that will indemnify its overseers, Trustees, officers and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to overseers, Trustees, and officers of CREF, pursuant to the foregoing provision or otherwise, CREF has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by an overseer, Trustee, or officer in the successful defense of any action, suit or proceeding) is asserted by an overseer, Trustee, or officer in connection with the securities being registered, CREF will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 36.	Business and Other Connections of Investment Adviser

Investment advisory services for CREF’s investment accounts are provided by TCIM. In this connection, TCIM is registered as an investment adviser under the Investment Advisers Act of 1940.

The business and other connections of TCIM’s officers are listed in Schedules A and D of Form ADV as currently on file with the Commission (File No. 801-38029), the text of which is hereby incorporated by reference.

Item 37.	Principal Underwriters

TIAA-CREF Individual & Institutional Services, LLC (“Services”) acts as the principal underwriter for CREF. The Managers of Services are Rashmi Badwe, William Griesser, Eric T. Jones, Angela Kahrmann and Raymond Bellucci. The executive officers of Services are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Rashmi Badwe	Manager	None
William G. Griesser	Manager, Senior Managing Director	None
Eric T. Jones	Manager	None
Raymond Bellucci	Manager, Senior Managing Director	None
Angela Kahrmann	Manager, President, Chairman, Chief Executive Officer	None
Ross Abbott	Chief Operating Officer	None
Christopher A. Baraks Iris Smith	Vice President, Corporate Tax Chief Anti-Money Laundering & Sanctions Officer	None None
Pamela Lewis Marlborough	Managing Director, Chief Legal Officer, Assistant Secretary	None
Lisa K. Lynn	Chief Compliance Officer, Senior Director	None
David Barber Mary Catherine Benedetto Isaac Rodriguez	Chief Financial Officer, Controller Secretary Chief Conflict of Interest Officer	None None None
Jennifer Sisom	Treasurer, Vice President	None

*  The business address of all directors and officers of Services is 730 Third Avenue, New York, NY 10017-3206.

Additional information about the officers of Services can be found on Schedule A of Form BD for Services, as currently on file with the Commission (File No. 8-44454).

Item 38.	Location of Accounts and Records

See Item B.3 of the most recent CREF N-CEN filing.

Item 39.	Management Services

Not Applicable.

Item 40.	Fee Representation

CREF hereby represents that the fees and charges deducted under the Certificates, in the aggregate, are reasonable in relation to the services rendered the expenses expected to be incurred, and the risks assumed by CREF.

REPRESENTATION UNDER RULE 6C-7

The undersigned registrant hereby represents that Rule 6c-7 under the Investment Company Act of 1940 is being relied on and that the provisions of paragraphs (a)-(d) of Rule 6c-7 are being complied with.

REPRESENTATION CONCERNING NO-ACTION LETTER ISSUED TO ACLI

CREF represents that the no-action letter issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012 to ING Life Insurance and Annuity Company are being relied upon, and that the terms of those no-action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, CREF certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 10th day of March, 2022.

COLLEGE RETIREMENT EQUITIES FUND

By:	/s/ Colbert Narcisse
Name: Colbert Narcisse
Title: President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Colbert Narcisse	President and Chief Executive Officer
Colbert Narcisse	(Principal Executive Officer)	March 10, 2022

/s/ E. Scott Wickerham	Principal Financial Officer, Principal Accounting Officer and Treasurer	March 10, 2022
E. Scott Wickerham	(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	March 10, 2022	*	March 10, 2022
Forrest Berkley		Howell E. Jackson

*	March 10, 2022	*	March 10, 2022
Joseph A. Boateng		Thomas J. Kenny

*	March 10, 2022	*	March 10, 2022
Janice C. Eberly		James M. Poterba

*	March 10, 2022	*	March 10, 2022
Nancy Eckl		Maceo K. Sloan

*	March 10, 2022
Michael A. Forrester

/s/ Rachael M. Zufall	March 10, 2022
Rachael M. Zufall
as attorney-in-fact

*  Signed by Rachael M. Zufall pursuant to powers of attorney previously filed with the Securities and Exchange Commission.